Revenue - Summary of Information about Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contracts receivable, net	$ 296,005	$ 278,316
Revenue earned on contracts in progress in excess of billings	214,774	96,996
Amounts billed in excess of revenue earned on contracts	$ 11,860	$ 4,507